Goodwill - Schedule of Changes in Goodwill Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill [Roll Forward]
Cost, beginning balance	$ 3,584	$ 3,583
Accumulated Impairment, opening balance	(2,440)	(2,440)
Total Net, beginning balance	1,144	1,143
Goodwill from acquisitions	12	1
Cost, ending balance	3,596	3,584
Accumulated Impairment, ending balance	(2,440)	(2,440)
Total Net, ending balance	1,156	1,144
Operating Segments | Regulated Businesses
Goodwill [Roll Forward]
Cost, beginning balance	3,471	3,470
Accumulated Impairment, opening balance	(2,332)	(2,332)
Goodwill from acquisitions	12	1
Cost, ending balance	3,483	3,471
Accumulated Impairment, ending balance	(2,332)	(2,332)
Other
Goodwill [Roll Forward]
Cost, beginning balance	113	113
Accumulated Impairment, opening balance	(108)	(108)
Cost, ending balance	113	113
Accumulated Impairment, ending balance	$ (108)	$ (108)